Preferred Stock	6 Months Ended
Jun. 30, 2011
Preferred Stock [Abstract]
Preferred Stock

14. Preferred Stock

Upon completion of its IPO, the Company authorized 10,000,000 shares of undesignated preferred stock (unaudited).

No preferred stock shares were outstanding as of June 30, 2011 (unaudited). In prior periods, redeemable convertible preferred stock consisted of the following (in thousands):

	December 31,
	2009	2010	June 30, 2011
			(unaudited)
Authorized
Series A (par value $0.0001)	6,979	6,979	—
Series A-1 (par value $0.0001)	7,016	7,016	—
Series B (par value $0.0001)	12,000	11,746	—
Series C (par value $0.0001)	—	489	—

Total redeemable convertible preferred stock	25,995	26,230	—

Issued and outstanding
Series A	6,979	6,979	—
Series A-1	7,016	7,016	—
Series B	11,746	11,746	—
Series C	—	489	—

Total redeemable convertible preferred stock	25,741	26,230	—

Carrying value
Series A	$10,067	$10,067	$—
Series A-1	15,126	15,126	—
Series B	33,819	33,819	—
Series C	—	3,781	—

Total redeemable convertible preferred stock	$59,012	$62,793	$—

Liquidation value
Series A	$10,120	$10,120	$—
Series A-1	15,180	15,180	—
Series B	35,260	35,260	—
Series C	—	3,801	—

Total redeemable convertible preferred stock	$60,560	$64,361	$—

Voting

The holders of Series A, Series A-1, Series B and Series C stock have one vote for each share of common stock into which their shares may be converted.

As long as any shares of preferred stock are outstanding, the holders of such shares of preferred stock shall be entitled to elect three directors at any election of directors. As long as each of John Amster, Geoffrey Barker and Eran Zur (together, the "Founders") continue to provide services to the Company as an employee or consultant, the holders of any outstanding shares of common stock held by Founders shall be entitled to elect three directors at any election of directors. For each Founder who ceases to provide services to the Company as an employee or consultant, the number of directors the Founders are entitled to elect shall be reduced by one, but shall never be reduced below one. The holders of preferred stock and common stock (voting together as a single class and not as separate series, and on an as-converted basis) shall be entitled to elect one director at any election of directors.

As long as any shares of preferred stock remain outstanding, the Company must obtain approval from 55% of the holders of preferred stock in order to alter the certificate of incorporation, alter the rights, preferences, or privileges of the preferred stock, change the authorized number of shares of preferred stock or common stock, repurchase any shares of preferred stock or common stock other than shares subject to the right of repurchase by the Company, change the authorized number of directors, authorize a dividend for any class or series of stock, authorize or issue any equity security with rights superior to or on par with any series of preferred stock, incur any indebtedness other than in the ordinary course of business in excess of $750,000 individually or $1,500,000 in the aggregate in any 12-month period or consummate a liquidation event.

Dividends

Holders of Series B and Series C redeemable convertible preferred stock are entitled to receive non-cumulative dividends at the per annum rate of 8% of the applicable original issue price of $3.0019 or $7.78 per share, respectively, when and if declared by the board of directors, prior and in preference to any payment of any dividend on the Series A, Series A-1 or common stock. After payment of any such dividend, holders of Series A and Series A-1 stock are entitled to receive non-cumulative dividends at the per annum rate of 8% of the applicable original issue price of $1.45 or $2.1636 per share, respectively, when and if declared by the board of directors, prior and in preference to any payment of any dividend on the common stock. After payment of any such dividends, any additional dividends or distributions will be distributed among holders of common stock and preferred stock in proportion to the number of shares of common stock that would be held by each such holder as if the preferred stock were converted into shares of common stock. No dividends on shares of convertible preferred stock or common stock have been declared by the board from inception through June 30, 2011 (unaudited).

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the then-outstanding Series B and Series C stock are entitled to receive, in preference to the holders of the Series A and Series A-1 and common stock, the amount per share equal to the respective purchase price of $3.0019 per share and $7.78 per share, plus declared and unpaid dividends. Upon completion of the distribution required to the Series B and Series C stockholders, the holders of Series A stock and Series A-1 stock are entitled to receive, in preference to the holders of the common stock, the amount per share equal to the respective purchase price of $1.45 per share and $2.1636 per share, plus declared and unpaid dividends. Thereafter, the remaining assets of the Company will be distributed ratably to the holders of the common stock. For purposes of determining the amount each holder of shares of Series A stock, Series A-1 stock, Series B stock and Series C stock is entitled to receive in such event of liquidation, each holder of shares of preferred stock shall be deemed to have converted (regardless of whether the holder actually converted) such holder's shares into common stock immediately prior to liquidation if, as a result of an actual conversion, such holder would receive, in the aggregate, an amount greater than the amount that would be distributed to such holder if such holder did not convert such series of preferred stock into shares of common stock. These liquidation features cause the Company's convertible preferred stock to be classified as mezzanine capital rather than as a component of stockholders' equity (deficit).

If, in the event of liquidation, the assets and funds distributed among the holders of the preferred stock are insufficient to permit the payment to such holders of the full preferential amount, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably among the holders of the preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Conversion

Each share of Series A, Series A-1, Series B and Series C stock is convertible into such number of shares of common stock as is determined by dividing the applicable original issue price for such series by the applicable conversion price for such series. The conversion price was $1.45, $2.1636, $3.0019 and $7.78 per share for Series A, Series A-1, Series B and Series C stock, respectively. Conversion is either at the option of the holder or is automatic upon the earlier of (a) the closing date of a public offering of the Company's common stock for which the public offering price is at least three times the original issue price for the Series B stock and the aggregate net proceeds to the Company are not less than $30.0 million or (b) upon the written consent of, in the case of the Series A and Series A-1 stock, the holders of at least 55% of the outstanding Series A and Series A-1 stock, and in the case of the Series B and Series C stock, the holders of at least a majority of the outstanding Series B and Series C stock. As of December 31, 2008, 2009 and 2010, the conversion ratio for Series A, Series A-1, Series B and Series C was 1-to-1.